Income Tax Expense - Summary of Unrecognized Taxable Temporary Difference Associated with Investments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ (153,669)	$ (445,662)	$ (318,540)
Subsidiaries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	(153,609)	(444,753)	(317,631)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ (60)	$ (909)	$ (909)